CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities attributable to continuing operations:
Net earnings	$ 160,796	$ 171,577	$ 94,352
Less: (loss) earnings from discontinued operations, net of tax	(9,051)	(3,992)	103,745
Earnings (loss) from continuing operations	169,847	175,569	(9,393)
Adjustments to reconcile earnings (loss) from continuing operations to net cash provided by operating activities attributable to continuing operations:
Non-cash compensation expense	85,625	88,588	84,280
Depreciation	52,481	56,719	63,897
Amortization of intangibles	35,771	22,057	27,472
Goodwill impairment			28,032
Impairment of long-term investments	8,685		7,844
Deferred income taxes	37,076	(35,483)	(6,074)
Equity in losses of unconsolidated affiliates	25,345	36,300	25,676
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(30,991)	(58,314)	(32,901)
Other current assets	(22,991)	1,287	(8,636)
Accounts payable and other current liabilities	(14,384)	57,228	54,188
Income taxes payable	(10,091)	(29,215)	76,749
Deferred revenue	1,864	48,950	19,653
Other, net	16,290	8,700	9,920
Net cash provided by operating activities attributable to continuing operations	354,527	372,386	340,707
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(411,035)	(278,469)	(17,333)
Capital expenditures	(51,201)	(39,954)	(39,829)
Proceeds from maturities and sales of marketable debt securities	195,501	584,935	763,326
Purchases of marketable debt securities	(53,952)	(203,970)	(838,155)
Proceeds from sales of long-term investments	14,194	15,214	5,324
Purchases of long-term investments	(36,094)	(90,245)	(2,283)
Dividend received from Meetic S.A.			11,355
Other, net	(9,501)	(12,697)	(501)
Net cash used in investing activities attributable to continuing operations	(352,088)	(25,186)	(118,096)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000
Purchase of treasury stock	(691,830)	(507,765)	(539,598)
Issuance of common stock, net of withholding taxes	262,841	132,785	25,939
Dividends	(68,163)	(10,668)
Excess tax benefits from stock-based awards	57,101	22,166	14,291
Liberty Exchange			(217,921)
Other, net	(15,648)	(8,751)	79
Net cash provided by (used in) financing activities attributable to continuing operations	44,301	(372,233)	(717,210)
Total cash provided by (used in) continuing operations	46,740	(25,033)	(494,599)
Total cash used in discontinued operations	(3,472)	(8,417)	(7,545)
Effect of exchange rate changes on cash and cash equivalents	2,556	(4,496)	(1,754)
Net increase (decrease) in cash and cash equivalents	45,824	(37,946)	(503,898)
Cash and cash equivalents at beginning of period	704,153	742,099	1,245,997
Cash and cash equivalents at end of period	$ 749,977	$ 704,153	$ 742,099